OTHER FINANCIAL LIABILITIES (Details) - Schedule of composition of interest bearing loans - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Current
Total current	[1]	$ 629,106	$ 3,869,040
Non-current
Total non-current	[1]	3,936,320	3,566,804
Total obligations with financial institutions	[1]	4,565,426	7,435,844
Loans To Exporters [Member]
Current
Total current			159,161
Bank Loans [Member]
Current
Total current	[2]	353,284	415,087
Non-current
Total non-current	[2]	1,032,711	106,751
Guaranteed Obligations [Member]
Current
Total current		17,887	75,593
Non-current
Total non-current		307,174	434,942
Other Guaranteed Obligations [Member]
Current
Total current	[2],[3]	66,239	2,546,461
Non-current
Total non-current		408,065	178,961
Subtotal bank loans [Member]
Current
Total current		437,410	3,196,302
Non-current
Total non-current		1,747,950	720,654
Obligations with the public [Member]
Current
Total current	[2]	33,383	396,345
Non-current
Total non-current	[2]	1,256,416	1,856,853
Financial Leases [Member]
Current
Total current	[4]	156,285	199,885
Non-current
Total non-current	[4]	931,954	989,297
Others loans [Member]
Current
Total current		$ 2,028	$ 76,508

[1]	On May 26, 2020 LATAM Airlines Group S.A. and its subsidiaries in Chile, Peru, Colombia and Ecuador filed for protection under Chapter 11 of the United States bankruptcy law in the Court for the Southern District of New York. Under Section 362 of the Bankruptcy Code. The same occurred for TAM LINHAS AÉREAS S.A and its affiliates (all LATAM affiliates in Brazil), dated July 9, 2020. Filing for Chapter 11 automatically suspends most actions against LATAM and its affiliates, including most of actions to collect financial obligations incurred before the Chapter 11 filing date or to exercise control over the property of LATAM and its affiliates. Consequently, although the bankruptcy filing may have caused defaults for some of the obligations of LATAM and its affiliates, the counterparties cannot take any action as a result of such defaults.
[2]	On September 29, 2020, LATAM Airlines Group S.A. obtained Debtor-in-Possession (“DIP”) financing for a total of US$2,450 million, composed of US$1,300 million of a tranche A (“Tranche A”) and US$1,150 million of a tranche C (“Tranche C” ), of which US$750 million were provided by related parties. Obligations under the DIP were secured by assets owned by LATAM and certain of its subsidiaries, including, but not limited to, shares, certain engines and spare parts.
[3]	During March and April 2020, LATAM Airlines Group S.A. drew the entirety (US$ 600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The line is guaranteed with collateral made up of aircraft, engines and spare parts, which was fully drawn until November 3, 2022. Once emerged from Chapter 11, this line was fully repaid and is available to be drawn.
[4]	On June 17, 2021, the United States Court for the Southern District of New York approved the motion presented by the Company to reject the lease of an aircraft financed under a financial lease in the amount of US$130.7 million.